Share Option and Restricted Share Scheme (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Stock Options Granted to Employees were Estimated Using Following Weighted Average Assumptions

The fair values of stock options granted to employees were estimated using the following weighted average assumptions:

	Granted in 2009	Granted in 2011

Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	2.94%	3.42%
Expected volatility	60.40	50.98
Expected dividend yield	2.5%	2.5%
Fair value of share option	RMB17.35 to RMB22.37	RMB15.75 to RMB19.85
Estimated forfeiture rate	2% per annum	2% per annum

Company's Share Option Activity

The following table summarizes the Company’s share option activity as of and for the year ended December 31, 2011 and 2012.

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (USD)

Outstanding, December 31, 2011 and January 1, 2012	3,191,950	2.69	2.61	4,446,298
Granted	—	—	—	—
Exercised	(2,219,250)	2.11	—	—
Forfeited/Cancelled	(64,800)	4.00	—	—

Outstanding, December 31, 2012	907,900	3.99	4.67	1,284,896

Vested and expected to vest at December 31, 2012	889,742	3.99	4.67	1,259,198

Exercisable at December 31, 2012	766,100	3.98	4.62	1,094,884

Fair Values of Restricted Shares Granted to Employees

The fair values of restricted shares granted to employees were estimated using the following weighted average assumptions:

	Granted in 2011	Granted in 2012

Risk-free interest rates	0.14%-0.93%	0.13%-0.78%
Expected dividend yield	5%	5%
Fair value of restricted shares	RMB17.39 to RMB22.62	RMB18.73 to RMB25.52

Company's Restricted Shares Activity under 2007 Stock Incentive Scheme

The following table summarized the Company’s restricted shares activity under 2007 Stock Incentive Scheme:

	Number of restricted shares	Weighted average grant date fair value (USD)

Outstanding, December 31, 2011 and January 1, 2012	13,155,600	43,646,424
Granted	280,000	961,809
Exercised	(2,610,400)	(9,793,522)
Forfeited/Cancelled	(220,000)	(775,148)
Outstanding, December 31, 2012	10,605,200	34,039,563

Vested and expected to vest as of December 31, 2012	9,882,865	31,721,081

Stock Option
Components of Share-based Compensation Expense in Absolute Amount and as Percentage of Net Revenue

The following table sets forth the components of share-based compensation expense for share options issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,332,815,451	1,792,217,309	2,151,894,567	345,402,893	100%

Cost of services	612,529	562,225	270,407	43,403	0.01%
Research and product development expenses	6,664,626	2,269,898	1,202,645	193,038	0.06%
Sales and marketing expenses	60,891	199,684	197,871	31,760	0.01%
General and administrative expenses	14,532,565	7,901,262	694,690	111,505	0.03%

Total share-based compensation included in cost of services and total operating expenses	21,870,611	10,933,069	2,365,613	379,706	0.11%

Restricted Share
Components of Share-based Compensation Expense in Absolute Amount and as Percentage of Net Revenue

The following table sets forth the components of share-based compensation expense for restricted shares issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,332,815,451	1,792,217,309	2,151,894,567	345,402,893	100%

Cost of services	1,180,570	1,797,223	7,734,430	1,241,462	0.36%
Research and product development expenses	7,994,861	11,771,687	70,702,798	11,348,582	3.29%
Sales and marketing expenses	368,900	518,445	2,876,901	461,774	0.13%
General and administrative expenses	1,874,274	4,314,757	36,213,148	5,812,611	1.68%

Total share-based compensation included in cost of services and total operating expenses	11,418,605	18,402,112	117,527,277	18,864,429	5.46%